Convertible Notes (Details) $ / shares in Units, $ in Millions							12 Months Ended
	Mar. 17, 2020 CAD ($) $ / $	Mar. 17, 2020 USD ($) $ / $	Mar. 10, 2020 CAD ($) $ / $	Mar. 10, 2020 USD ($) $ / $	Mar. 17, 2016 CAD ($)	Mar. 17, 2016 USD ($)	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings
Gross proceeds upon issuance | $								$ 35,000,000
Convertible Notes
Disclosure of detailed information about borrowings
Interest rate (as a percent)							0.05%	0.05%
Threshold Percentage of conversion price								95.00%
Redemption term								4 years
Consecutive trading days								20 days
Convertible Notes | Maximum
Disclosure of detailed information about borrowings
Period required for written notice for redemption of notes								60 days
Convertible Notes | Minimum
Disclosure of detailed information about borrowings
Period required for written notice for redemption of notes								30 days
2016 Notes
Disclosure of detailed information about borrowings
Gross proceeds upon issuance					$ 50.0	$ 38,508,431
Conversion price							$ 3.541
Volume weighted average trading price							7.082
2020 Notes
Disclosure of detailed information about borrowings
Gross proceeds upon issuance	$ 47.6	$ 35,000,000
Conversion price							4.655
Volume weighted average trading price							$ 9.31
Expected face amount of note at announcement date			$ 47.6	$ 35,000,000
Exchange rate | $ / $	1.42	1.42	1.36	1.36